Award Timing Disclosure - shares	12 Months Ended
	Dec. 31, 2025	Jun. 24, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

As described above, in February 2025, the Company granted stock option awards to Messrs. Caruso, Longcor and Kolean with respect to 30,000 shares, 16,666 shares, and 9,666 shares, respectively (in each case, adjusted to reflect the reverse stock split of our common stock that occurred on June 24, 2025). No other equity awards were granted to the NEOs in 2025. We attempt to make equity awards during periods when we do not have material non-public information (“MNPI”) that could impact our stock price and we do not time the release of MNPI based on equity grant dates. During 2025, no stock option grants were made to any of our NEOs during any period beginning four business days before the filing or furnishing of a periodic report or current report and ending one business day after the filing or furnishing of any such report with the SEC.

Award Timing Method	No other equity awards were granted to the NEOs in 2025. We attempt to make equity awards during periods when we do not have material non-public information (“MNPI”) that could impact our stock price and we do not time the release of MNPI based on equity grant dates.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	No other equity awards were granted to the NEOs in 2025. We attempt to make equity awards during periods when we do not have material non-public information (“MNPI”) that could impact our stock price and we do not time the release of MNPI based on equity grant dates.
MNPI Disclosure Timed for Compensation Value	false
James V. Caruso [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities		30,000
Jarrod Longcor [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities		16,666
Chad J. Kolean [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities		9,666